Senior Unsecured Bond - Additional Information (Detail) - USD ($)		6 Months Ended
	Feb. 10, 2017	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 47,285,000	$ 71,515,000
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000,000.0
Interest rate on bond	7.75%	7.75%
Debt instrument maturity date	Feb. 10, 2021
Debt instrument redemption description		The Company may redeem the 2017 Bonds, in whole or in part, at any time. Any 2017 Bonds redeemed until February 10, 2020, are redeemable at 103.875% of par, from February 11, 2020 until August 10, 2020, are redeemable at 101.9375% of par, and from August 11, 2020 to the maturity date are redeemable at 100% of par, in each case, plus accrued interest.
Additional bonds issuance option, maximum amount		$ 100,000,000.0
Debt instrument covenant description
2017 Senior Unsecured Bonds [Member] | February 11, 2019 through February 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	103.875%
2017 Senior Unsecured Bonds [Member] | February 11, 2020 through August 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.9375%
2017 Senior Unsecured Bonds [Member] | August 11, 2020 through Maturity Date [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%
Interest payment description on bond		Interest is payable semi-annually in arrears on February 10 and August 10.
2017 Senior Unsecured Bonds [Member] | Redemption of Bonds [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.00%
2012 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Interest rate on bond	9.00%	9.00%
7.75% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25,000,000.0
Interest coverage ratio		2.25%
Gross Equity ratio		30.00%
Dividend payable percentage		50.00%